Note 4 - Property, Plant and Equipment, Net and Equipment Subject to Operating Leases, Net (Details Textual) - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment, Net and Equipment Subject to Operating Leases, Net [Line Items]
Restructuring and Related Cost, Accelerated Depreciation		$ 4
Successor [Member]
Property, Plant and Equipment, Net and Equipment Subject to Operating Leases, Net [Line Items]
Depreciation	$ 66		$ 113	$ 170
Restructuring and Related Cost, Accelerated Depreciation	$ 0		$ 8	$ 2
Predecessor [Member]
Property, Plant and Equipment, Net and Equipment Subject to Operating Leases, Net [Line Items]
Depreciation		85
Restructuring and Related Cost, Accelerated Depreciation		$ 4